Annual Total Returns (Vanguard Long-Term Bond Index Fund - ETF Shares ETF) (Vanguard Long-Term Bond Index Fund, Vanguard Long-Term Bond Index Fund - ETF Shares)	12 Months Ended
Dec. 31, 2014
Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - ETF Shares
Annual Total Return
2014	19.89%
2013	(9.03%)
2012	8.49%
2011	22.18%
2010	10.36%
2009	1.79%
2008	8.70%